Accounts Receivable (Details Narrative) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Receivables [Abstract]
Allowance for doubtful accounts receivable	$ 107,800	$ 69,100